Note 13 - Pension Plans and Other Postretirement Benefits - Net Pension Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Pension Plan [Member]
Service cost – benefits earned during the period	$ 20.0	$ 21.7	$ 22.5
Interest cost on projected benefit obligation	21.5	20.7	22.6
Expected return on plan assets	(31.3)	(31.6)	(35.0)
Amortization of prior service (credit) cost	(4.5)	(3.1)	(2.5)
Amortization of actuarial loss	11.9	14.9	14.4
Loss on lump-sum settlements and curtailments	33.6	18.2	31.6
Subtotal	51.2	40.8	53.6
Regulatory adjustment	12.5	20.6	6.6
Net pension cost	63.7	61.4	60.2
Pension Plan [Member] | Spire Missouri [Member]
Service cost – benefits earned during the period	14.4	15.4	15.7
Interest cost on projected benefit obligation	14.7	14.2	15.8
Expected return on plan assets	(22.7)	(22.5)	(24.6)
Amortization of prior service (credit) cost	(1.9)	(0.6)	0.1
Amortization of actuarial loss	9.6	11.0	11.3
Loss on lump-sum settlements and curtailments	27.3	11.6	26.6
Subtotal	41.4	29.1	44.9
Regulatory adjustment	9.9	19.0	3.9
Net pension cost	51.3	48.1	48.8
Pension Plan [Member] | Spire Alabama Inc [Member]
Service cost – benefits earned during the period	4.8	5.5	6.1
Interest cost on projected benefit obligation	4.7	4.6	4.9
Expected return on plan assets	(5.2)	(5.8)	(6.9)
Amortization of prior service (credit) cost	(2.4)	(2.3)	(2.4)
Amortization of actuarial loss	2.4	3.9	3.1
Loss on lump-sum settlements and curtailments	6.3	6.6	5.0
Subtotal	10.6	12.5	9.8
Regulatory adjustment	1.7	0.7	1.8
Net pension cost	12.3	13.2	11.6
Other Postretirement Benefits Plan [Member]
Service cost – benefits earned during the period	7.5	7.3	5.9
Interest cost on projected benefit obligation	6.0	6.0	6.3
Expected return on plan assets	(16.8)	(16.1)	(16.7)
Amortization of prior service (credit) cost	1.0	1.0	(0.5)
Amortization of actuarial loss	(2.2)	(1.6)	(2.0)
Subtotal	(4.5)	(3.4)	(7.0)
Regulatory adjustment	3.3	13.2	16.0
Net pension cost	(1.2)	9.8	9.0
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member]
Service cost – benefits earned during the period	6.3	6.2	5.3
Interest cost on projected benefit obligation	4.5	4.5	4.7
Expected return on plan assets	(11.3)	(10.9)	(11.4)
Amortization of prior service (credit) cost	0.7	0.7	(0.2)
Amortization of actuarial loss	(1.9)	(1.5)	(2.0)
Subtotal	(1.7)	(1.0)	(3.6)
Regulatory adjustment	5.0	15.0	17.7
Net pension cost	3.3	14.0	14.1
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member]
Service cost – benefits earned during the period	1.1	0.9	0.4
Interest cost on projected benefit obligation	1.4	1.3	1.4
Expected return on plan assets	(5.2)	(4.9)	(5.0)
Amortization of prior service (credit) cost	0.3	0.3	(0.3)
Amortization of actuarial loss	0.0	0.0	0.0
Subtotal	(2.4)	(2.4)	(3.5)
Regulatory adjustment	(1.8)	(1.8)	(1.8)
Net pension cost	$ (4.2)	$ (4.2)	$ (5.3)